Condensed Interim Consolidated Statements of Earnings - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Sales	$ 929,201	$ 503,218	$ 1,830,670	$ 973,629
Cost of sales
Cost of sales, excluding depletion	118,843	75,169	244,086	149,805
Depletion	122,502	75,002	199,354	151,695
Total cost of sales	241,345	150,171	443,440	301,500
Gross margin	687,856	353,047	1,387,230	672,129
General and administrative	11,327	11,022	24,299	24,547
Share based compensation	4,806	9,962	14,918	22,143
Donations and community investments	4,665	2,368	6,162	5,060
Earnings from operations	667,058	329,695	1,341,851	620,379
Other income (expense)	9,071	9,736	26,807	17,256
Earnings before finance costs and income taxes	676,129	339,431	1,368,658	637,635
Finance costs	31,097	1,427	32,502	2,868
Earnings before income taxes	645,032	338,004	1,336,156	634,767
Income tax expense	101,796	45,734	210,876	88,513
Net earnings	$ 543,236	$ 292,270	$ 1,125,280	$ 546,254
Basic earnings per share	$ 1.196	$ 0.644	$ 2.478	$ 1.204
Diluted earnings per share	$ 1.194	$ 0.643	$ 2.473	$ 1.202
Weighted average number of shares outstanding
Basic	454,133	453,889	454,089	453,791
Diluted	454,991	454,663	454,973	454,550